Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets related to:
Employee benefits		$ 16,059
Inventories	$ 52,618	56,242
Valuation and other reserves	22,359	22,989
Net operating loss carryforwards	10,990	11,780
Accumulated other comprehensive loss	84,207	80,116	$ 82,793
Other items, net	3,052	3,963
Gross deferred tax assets	173,226	191,149
Valuation allowance on deferred tax assets	(8,604)	(10,349)
Total net deferred tax assets	164,622	180,800
Deferred tax liabilities related to:
Property, plant and equipment	(478,329)	(407,400)
Partnerships and joint ventures	(204,315)	(15,617)
Goodwill and other intangibles	(170,538)	(168,506)
Employee benefits	(17,004)
Total deferred tax liabilities	(870,186)	(591,523)
Deferred income taxes, net	$ (705,564)	$ (410,723)